Basis of preparation and principal accounting policies - Statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect of Restatement
Profit for the year before tax	$ 201,715	$ 194,212	$ 305,114
Changes in working capital and non-cash items	(263,850)	(250,189)	(344,379)
Capital provision assets:
Proceeds	548,593	391,252	572,687
Net proceeds from third-party interests in consolidated entities	10	183,443	19,972
Net cash inflow from operating activities before funding of capital provision assets	476,537	553,712	538,096
Net cash inflow/(outflow) from operating activities	180,671	(8,306)	(233,313)
Net cash (outflow) from investing activities	(360)	(3,398)	(104)
Net cash (outflow)/inflow from financing activities	(45,214)	(67,425)	364,881
Net increase/(decrease) in cash and cash equivalents	135,097	(79,129)	131,464
PreviouslyReported
Effect of Restatement
Profit for the year before tax	208,635	225,524	305,114
Changes in working capital and non-cash items	(270,771)	(281,501)	(344,379)
Capital provision assets:
Proceeds	548,593	491,252	602,687
Net proceeds from third-party interests in consolidated entities	10	83,443	(10,028)
Net cash inflow from operating activities before funding of capital provision assets	476,536	553,712	538,096
Net cash inflow/(outflow) from operating activities	180,670	(8,306)	(233,313)
Net cash (outflow) from investing activities	(360)	(3,398)	(104)
Net cash (outflow)/inflow from financing activities	(45,214)	(67,425)	364,881
Net increase/(decrease) in cash and cash equivalents	$ 135,096	$ (79,129)	$ 131,464